Schedule of Dilutive Securities Excluded from Calculation of Net Loss Per Share (Details) - shares			9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock	69,635,480,000	13,579,261,903		24,888,795,988,000	5,277,639,825,000
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock	14,830,984,000	507,014,688
Share-Based Payment Arrangement, Option [Member] | Peak Bio, Inc. [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock			5,513,108		1,698,754	1,750,967
Restricted Stock Units (RSUs) [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock		251,823,915
Warrant [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock	53,076,082,000	11,562,563,300
Warrant [Member] | Peak Bio, Inc. [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock			9,419,352		9,419,352	5,867,045
Convertible Debt Securities [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock	1,728,414,000	1,257,860,000
April 2023 Convertible Notes [Member] | Peak Bio, Inc. [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock			5,315,758		5,493,515
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock				3,963,964,688,000	651,237,400,000
Restricted Stock Units (RSUs) [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock					385,954,925,000
Warrants [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock				20,518,595,300,000	4,240,447,500,000
Convertible Debt [Member]
Option Indexed to Issuer's Equity [Line Items]
April 2023 Convertible Notes convertible into common stock				406,236,000,000